GENERAL INFORMATION (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Disclosure of subsidiaries [line items]
Assets		$ 18,797,972	$ 19,198,194
Liabilities		14,530,736	15,012,890
Equity		4,267,236	4,185,304	$ 2,937,548		$ 4,503,695
Net income (loss) for the year		$ 200,714	110,670	(178,732)
Latam Travel Chile S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No .	[1]	96.518.860-6
Assets	[1]	$ 6,771	5,468	5,613
Liabilities	[1]	2,197	2,727	5,522
Equity	[1]	4,574	2,741	91
Net income (loss) for the year	[1]	$ 1,833	2,650	2,341
Inmobiliaria Aeronautica S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No .		96.763.900-1
Assets			36,756	39,302
Liabilities			8,843	14,832
Equity			27,913	24,470
Net income (loss) for the year			3,443	1,404
Lan Pax Group S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No .	[2]	96.969.680-0
Assets	[2]	$ 499,345	475,763	519,663
Liabilities	[2]	1,101,548	1,045,761	1,049,232
Equity	[2]	(596,406)	(561,472)	(521,907)
Net income (loss) for the year	[2]	$ (35,943)	(36,331)	(35,187)
Lan Peru S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No .		Foreign
Assets		$ 315,607	306,111	255,691
Liabilities		303,204	294,912	240,938
Equity		12,403	11,199	14,753
Net income (loss) for the year		$ 1,205	(2,164)	5,068
Lan Chile Investments Limited and Subsidiary [Member]
Disclosure of subsidiaries [line items]
Tax No .	[2]	Foreign
Assets	[2]			2,015
Liabilities	[2]			13
Equity	[2]			2,002
Net income (loss) for the year	[2]		23	(13)
Lan Cargo S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No .		93.383.000-4
Assets		$ 584,169	480,908	483,033
Liabilities		371,934	239,728	217,037
Equity		212,235	241,180	265,966
Net income (loss) for the year		$ (30,220)	(24,813)	(74,408)
Connecta Corporation [Member]
Disclosure of subsidiaries [line items]
Tax No .		Foreign
Assets		$ 38,735	31,981	37,070
Liabilities		17,248	23,525	38,298
Equity		21,487	8,456	(1,228)
Net income (loss) for the year		$ 13,013	9,684	194
Prime Airport Services Inc. and Subsidary [Member]
Disclosure of subsidiaries [line items]
Tax No .	[2]	Foreign
Assets	[2]	$ 12,671	7,385	6,683
Liabilities	[2]	15,722	11,294	11,180
Equity	[2]	(3,051)	(3,909)	(4,497)
Net income (loss) for the year	[2]	$ 857	588	279
Transporte Aereo S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No .		96.951.280-7
Assets		$ 324,498	340,940	331,117
Liabilities		104,357	124,805	122,666
Equity		220,141	216,135	208,451
Net income (loss) for the year		$ 2,172	8,206	5,878
Aircraft International Leasing Limited [Member]
Disclosure of subsidiaries [line items]
Tax No .		Foreign
Assets
Liabilities				4
Equity				(4)
Net income (loss) for the year			9	(4)
Fast Air Almacenes de Carga S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No .		96.631.520-2
Assets		$ 12,931	10,023	8,985
Liabilities		4,863	3,645	4,641
Equity		8,068	6,378	4,344
Net income (loss) for the year		$ 939	1,717	1,811
Laser Cargo S.R.L. [Member]
Disclosure of subsidiaries [line items]
Tax No .		Foreign
Assets		$ 18	21	27
Liabilities		27	32	39
Equity		(9)	(11)	(12)
Net income (loss) for the year		$ 2	(1)	69
Lan Cargo Overseas Limited and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No .	[2]	Foreign
Assets	[2]	$ 66,039	54,092	62,406
Liabilities	[2]	42,271	35,178	43,759
Equity	[2]	18,808	15,737	15,563
Net income (loss) for the year	[2]	$ 3,438	176	3,344
Lan Cargo Inversiones S.A. and Subsidary [Member]
Disclosure of subsidiaries [line items]
Tax No .	[2]	96.969.690-8
Assets	[2]	$ 144,884	80,644	54,179
Liabilities	[2]	156,005	95,747	68,220
Equity	[2]	(10,112)	(13,506)	(12,601)
Net income (loss) for the year	[2]	$ 3,389	(910)	113
Inversiones Lan S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No .	[2]	96.575.810-0
Assets	[2]	$ 11,681	10,971	16,512
Liabilities	[2]	5,201	6,452	14,676
Equity	[2]	6,377	4,452	1,828
Net income (loss) for the year	[2]	$ 1,561	2,549	2,772
Technical Trainning LATAM S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No .		59.068.920-3
Assets		$ 678,289	1,745	1,527
Liabilities		708,306	284	266
Equity		(30,017)	1,461	1,261
Net income (loss) for the year		$ (30,017)	73	(72)
Peuco Finance Limited [Member]
Disclosure of subsidiaries [line items]
Tax No .		Foreign
Assets		$ 608,191
Liabilities		608,191
Equity
Net income (loss) for the year
Profesional Airline Services INC. [Member]
Disclosure of subsidiaries [line items]
Tax No .		Foreign
Assets		$ 3,703
Liabilities		3,438
Equity		265
Net income (loss) for the year		$ 294
TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No .	[2]	Foreign
Assets	[3]	$ 4,490,714	5,287,286	4,969,553	[2]
Liabilities	[3]	3,555,423	4,710,308	4,199,223
Equity	[2]	856,829	495,562	423,190
Net income (loss) for the year	[2],[3]	$ 160,582	$ 2,107	$ (183,581)

[1]	In June 2016, Lantours Division of Terrestrial Services S.A. changed its name to Latam Travel Chile S.A.
[2]	The Equity reported corresponds to Equity attributable to owners of the parent, it does not include Non-controlling interest.
[3]	Correspond to consolidated information of TAM S.A. and Subsidiaries.